Material Agreements	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Disclosure of Material Agreements [Abstract]
Material Agreements

Note 13 - Material Agreements

Consulting Agreement

Galaxy renewed a consulting agreement in April 2020 for advisory services with a stockholder. In exchange for services provided, the consultant receives consulting fees paid out in stock not resulting in a greater than 4.9% equity interest in Galaxy. On September 18, 2020, the Company issued 97,250,000 shares of common stock registered under the Stock Plan 2020 to the consultant for services.

Put Purchase Agreement

On May 31, 2020, the Company entered into a two year purchase agreement (the "Put Purchase Agreement") with an investor, which was amended and restated on July 9, 2020. Pursuant to the terms of the Purchase Agreement, the investor agreed to purchase up to $2 million of the Company's common stock (subject to certain limitations) from time to time during the term of the Put Purchase Agreement. The Company issued 2,500,000 shares of common stock to the investor as consideration for its commitment to purchase shares of the Company's common stock. The Company will use proceeds from shares issued to the investor for working capital and general and administrative expenses.

Accounts Receivable Factoring Agreement

On July 30, 2020, the Company entered into a two year accounts receivable factoring agreement with a financial services company to provide working capital. Factoring fees are 2.5% of the face value of the account receivable sold to the factoring agent per month until collected. For collections over 90 days from the invoice date, the fee increases to 3.5%. The agreement contains a credit line of $1,000,000 and requires a minimum of $300,000 of factored receivables per calendar quarter. The agreement includes early termination fees. The Company factored $191,223 of accounts receivable as of September 30, 2020.

Employment Agreements

On January 1, 2020, the Company entered into an employment agreement with the Chief Executive Officer (CEO) of the Company for a two-year term which was amended on September 1, 2020. Under the amended employment agreement, the CEO will receive annual compensation of $500,000, and an annual discretionary bonus based on profitability and revenue growth. The agreement includes a non-compete agreement and severance benefits of $90,000.

On January 1, 2020, the Company entered into an employment agreement with the Chief Finance Officer/Chief Operations Officer (CFO/COO) of the Company for a two-year term, which was amended on September 1, 2020. Under the amended employment agreement, the CFO/COO will receive annual compensation of $250,000, and an annual discretionary bonus based on profitability and revenue growth. The agreement includes a non-compete agreement and severance benefits of $72,000.

Supply Agreement

The Company is party to a one year supplier agreement to manufacture and sell audio products to a buyer that is effective until July 2021. The initial order under this supplier agreement is for 4,000 units, at a discounted total price of $3,488,000, to be delivered over the agreement period. If the buyer does not meet the minimum floor of 4,000 units, then the contract becomes void and the buyer must pay the difference between the units sold and the total floor pricing of the $3,488,000. The buyer will pay tooling costs of $25 per unit shipped to them. The Company supplied 92 units as of September 30, 2020. The agreement was extended in July 2020 for a one year term. The agreement can be extended for one additional year.

Note 11 - Material Agreements

Manufacturer and Distributorship Agreement

On September 15, 2018, the Company signed an agreement with a company in China for the manufacture of Galaxy’s SLIM series of interactive panels, a new Galaxy product. The manufacturer agreed to manufacture, and the Company agreed to be the sole distributor of the interactive panels in the United States for a term of two years. The agreement includes a commitment by Galaxy to purchase $2 million of product during the first year beginning September 2018. If the minimum purchase is not met, the manufacturer can require the Company to establish a performance improvement plan, and the manufacturer has the right to terminate the agreement. The payment terms are 20% in advance, 30% after the product is ready to ship, and the remaining 50% 45 days after receipt. The manufacturer provides Galaxy with the product, including a three-year manufacturer’s warranty from the date of shipment. The agreement renews automatically in two-year increments unless three months’ notice is given by either party.

Consulting Agreement

Galaxy entered into a 26 month consulting agreement in May 2017 for advisory services. In exchange for services provided, the consultants receive consulting fees of $15,000 per month and a 4.5% equity interest in Galaxy. The 4.5% equity interest was converted to common stock upon the Common Controlled Merger of R&G and Galaxy CO (as described in Note 1). The consulting agreement was renewed in May 2019 with monthly payment terms of $15,000 and 450,000 shares of common stock upon execution of the renewal. The Company paid the consultants $15,000 and $261,000 in fees and expenses for consulting services provided during the years ended June 30, 2020 and 2019, respectively. The Company issued 450,000 shares to the consultants under the Company’s Stock Plan during the year ended June 30, 2019. The Company issued 1,097,857 shares to the consultant for consulting services during the year ended June 30, 2020.

Consulting Agreement

The Company entered into a consulting agreement in May 2018 for advisory services such as maintaining ongoing stock market support such as drafting and delivering press releases and handling investor requests. The program will be predicated on accurate, deliberate and direct disclosure and information flow from the Company and dissemination to the appropriate investor audiences. In exchange for these consulting services provided, the advisor received $15,000 at contract inception, 10,000 shares of common stock and $4,000 monthly through April 2019. The contract renews automatically each year. The Company paid the consultants $16,500 and $222,500 in fees and expenses for consulting services provided during the years ended June 30, 2020 and 2019.

Agency Agreement

Effective December 11, 2018, the Company entered into a 12 month contract with an agent to raise capital. The agent receives a finder’s fee ranging from 4% to 8% relative to the amount of capital raised, plus restricted shares in an amount equal to 4% of capital raised, if successful. The Agreement contains an option to extend the contract term for an additional six months. The Company paid $11,600 in fees and issued 212,990 shares of common stock during the year ended June 30, 2020. The Company paid $98,400 in fees and issued 46,618 shares of common stock during the year ended June 30, 2019.

Master Service Agreement

Effective January 2, 2019, the Company entered into a 3 month contract with a business for advisory services including among other services, presenting and introducing the Company to the financial community of investors. The Company paid $300,000 and issued 300,000 common stock shares under this agreement during the year ended June 30, 2019. The relationship with this advisor is continuing on an as-needed basis.

Investor Relations and Advisory Agreement

On May 1, 2019, the Company entered into an Investor Relations and Advisory Agreement. The Company pays $8,000 per month under this agreement in cash and a restricted common stock monthly fee in advance of services each month. The number of shares issued is calculated based on the closing price of the Company's common shares on the first day of the month. The Company paid $24,000 and $4,040 in fees during years ended June 30, 2020 and 2019. The Company issued 52,508 common shares under this agreement during fiscal year 2020.

Financial Advisory Engagement

Effective June 4, 2019, the Company engaged a financial advisor to act as the Company’s exclusive financial advisor, lead managing underwriter and sole book running manager and investment banker in connection with a proposed offering. The engagement period of the agreement is June 4, 2019 to May 31, 2020. The Company issued 0 and 250,000 shares to the financial advisor for services in fiscal years 2020 and 2019, respectively.

Business Development and Marketing Agreement

Effective June 10, 2019, the Company entered into a three-month contract for certain advisory and consulting services. The Company will issue 15,000 shares and pay $20,000 per month under the terms of the agreement. The Company paid $347,300 and $35,000 in fees during the years ended June 30, 2020 and 2019. The Company issued 5,510,000 and 60,000 shares to the consultant for consulting services during the years ended June 30, 2020 and 2019, respectively.

Consulting Agreement

Effective October 1, 2019, the Company entered into a 1 year agreement for corporate consulting services and financial advisory services. The Company will issue 50,000 shares to the consultant each quarter, up to a total of 200,000 shares for the year. The Company paid $49,800 and $0 in fees during the years ended June 30, 2020 and 2019. The Company issued 150,000 shares to the consultant for consulting services during the year ended June 30, 2020.

Purchase Agreement

On May 31, 2020, the Company entered into a 2 year Purchase Agreement with an investor, which was amended and restated on July 9, 2020. Pursuant to the terms of the Purchase Agreement, the investor agreed to purchase up to $2 million of the Company’s common stock (subject to certain limitations) from time to time during the term of the Agreement. The Company issued 2,500,000 shares to the investor as consideration for its commitment to purchase shares of the Company’s common stock. The Company will use proceeds from shares issued to the investor for working capital and general and administrative expenses.

Employment Agreements

On January 1, 2020, the Company entered into an employment agreement with the Chief Executive Officer (CEO) of the Company for a two-year term which was amended on September 1, 2020. Under the amended employment agreement, the CEO will receive annual compensation of $500,000, and an annual discretionary bonus based on profitability and revenue growth. The agreement includes a non-compete agreement and severance benefits of $90,000.

On January 1, 2020, the Company entered into an employment agreement with the Chief Finance Officer/Chief Operations Officer (CFO/COO) of the Company for a two-year term, which was amended on September 1, 2020. Under the amended employment agreement, the CFO/COO will receive annual compensation of $250,000, an annual discretionary bonus based on profitability and revenue growth. The agreement includes a non-compete agreement and severance benefits of $72,000.